COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Minimum period of piggy-back registration rights	5 years	5 years
Maximum period of piggy-back registration rights	7 years	7 years
Fee payable on aggregate gross proceeds (as percentage)	4.50%	4.50%
Aggregated gross proceeds amount of advisory fee payable	$ 5,175,000	$ 5,175,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting discount (in percentage)	1.00%	1.00%
Underwriting discount	$ 1,150,000	$ 1,150,000